UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07168)

HENNESSY FUNDS TRUST
(Exact name of registrant as specified in charter)

7250 REDWOOD BLVD, SUITE 200
NOVATO, CA 94945
(Address of principal executive offices) (Zip code)

NEIL J. HENNESSY
7250 REDWOOD BLVD, SUITE 200
NOVATO, CA 94945
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-966-4354

Date of fiscal year end:  October 31

Date of reporting period:    June 30, 2007

Item 1. Proxy Voting Record.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Trammell Crow Co.	8/3/2006	89288R106	TCC

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Rat provisions of Sect 4A of the	Issuer
L/T incentive plan

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Spartan Stores	8/16/2006	846822104	SPTN

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	Issuer
2. Rat of Deloitte & Touche Ind auditors
2007

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Riviera Holdings	8/8/2006	769627100	RIV

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Approve agreement and plan of	issuer
merger.
2. Approve the adjournment of annual
meeting

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Stolt Offshore	8/1/2006	861567105	SOSA

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Apprvl annual mting date	issuer
2. Apprvl so consolidate fincl statmnt
3. Apprvl unconsolidate bal sheet
and statmnt of p/l
4. Apprvl consolidated statement of ops.
5. Dischge of BOD and statutory auditors
6. Apprvl authorization of share repur.
7. Election of statutory auditors and
ind. Auditors
8. Apprvl of the changes to the articles
of incorporation.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Amerco	8/25/2006	23586100	UHAL

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
World Air Holdings	8/16/2006	98142V104	WLDA

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Riviera Holdings	8/8/2006	769627100	RIV

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Approve plan of merger	issuer
2. Approve adjournment of annual mtg.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Transmontaigne Inc.	8/31/2006	893934109	TMG

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Approve plan of merger	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
National Beverage	9/29/2006	635017106	FIZ

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Matrix Service Co.	10/23/2006	576853105

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Rat appt. of Deloitte as ind reg a/c '07
3. Approve increase of common stk
4. Approve restatemnt of stock option pl.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Archer-Daniels	11/2/2006	39483102	ADM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Adopt stkhldrs prop #1
3. Adopt stkhldrs prop #2

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Crosstex Energy	10/26/2006	22756Y104	XTXI

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Prop to amend restated cert. Of inc.	issuer
2. Prop to approve l/t incentive plan

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Celadon Group	11/3/2006	150838100	CLDN

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. The proxies are authorized to vote
upon each toher matter that may properly
come before the meeting or any adjournments thereof

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Mentor Graphics	11/29/2006	587200106	MENT

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Prop TO AMEND THE CO. 1982	issuer
stock option plan.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Wimm Bill Dann Foods	12/5/2006	97263M109	WBD

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Announc Dividends payment 2006	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
AEP Industries	4/10/2007	1031103	AEPI

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Rat KPMG 2007

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Marathon Oil	4/25/2007	565849106	MRO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Rat Pricewaterhousecoopers
3. Apprvl of 2007 inc. comp plan
4. Amend restated cert. Of inc.
5. Amend restate cert of inc to increase
the number of authorized shares of stock

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Arkansas Best Corp	4/24/2007	40790107	ABFS

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer/shareholder
2. Rat Ernst & Young
3. Stholder prop re declassificaton of
board of directors

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
SAIA, Inc.	4/24/2007	40790107	ABFS

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Rat. Appt Kpmg
3. Approve amendment to omnibus incentive

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Arch Chemicals	4/26/2007	03937R102	ARJ

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Rat appt KPMG

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Ampco-Pittsburgh Corp	4/25/2007	32037103	AP

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
AMN Healthcare Services	4/18/2007	1744101	AHS

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Approvl amendments to the companys
equity plan.
3. Rat. KPMG

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Frontier Oil Corp	4/24/2007	35914P105	FTO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Rat appt. Deloitte & Touche

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Natco Group	5/10/2007	63227W203	NTG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Alon USA Energy	5/8/2007	20520102	ALJ

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt KPMG

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Ryder System Inc.	5/4/2007	783549108	R

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Pricewaterhousecoopers

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Cenveo Inc.	5/3/2007	15670S105	CVO

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Deloitte & Touche 2007
3. Apprvl 2007 Long term equity inc. plan

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Lincoln Electric Hlg.	4/27/2007	533900106	LECO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Apprvl 2007 mgmnt incentive comp
plan.
3. Rat ind. Auditors.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Standard Parking	4/25/2007	853790103	STAN

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Appoint Ernst & Young 2007

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Crosstex Energy	5/9/2007	22765Y104	XTXI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Cray Inc.	5/16/2007	225223304	CRAY

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Harleysville Group	4/25/2007	412824104	HGIC

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
		1. Directors	issuer
2. Apprvl of equity incentive plan
3. Apprvl Directors' equity comp.
4. Rat KPMG 2007

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
FMC Technologies	5/4/2007	30249U101	FTI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:		Hennessy Cornerstone Growth II
Period:		7/1/06 to 6/30/07

Company Name		Meeting Date	Cusip	Ticker
AnnTaylor Stores	5/17/2007	5/4/2007	36115103	ANN

Vote:		MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations			1. Directors	issuer
2. Approve perf comp. Plan
3. Rat Deloitte & Touche for 2007

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Belden CDT Inc.	5/24/2007	77454106	BDC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprv perf. Goals for perf. Based awards.
3. Appve perf. Goals for awards made under
the companys annual cash incentive plan.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Qwest Communi.	5/23/2007	749121109	Q

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat. KPmg 2007
3. Apprvl amended Equity incentive plan
4. Stkhldr Prop:
re75% future equity comp to senior exe.
be performance based.
re Board establish policy for skhldrs meet to vote
on an advisory rsolution proposed by
management to rat. Certain comp.
re re that stkhldr see approval of certain benefits for sr
executives under non qualified
pension plan
re Board establish a policy of separating
the roles of Chairman and CEO

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Clean Harbors Inc.	5/18/2007	184496107	CLHB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Approve chges in stock incentive plan

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Old Dominion Freight	5/21/2007	679580100	ODFL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
EMC Insurance Grp	5/24/2007	268664109	EMCI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. 2007 stock incentive plan
3. Rat Ernst & Young

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Meadowbrook Insurance	5/9/2007	58319P108	MIG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat. Ind. Reg pub. a/c firm
3. Amend article of inc. increase
common stock shares.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
AMR Corporation	5/16/2007	1765106	AMR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholder
2. Rat Ernst & Young
3. Stkhldr prop:
re cumulative voting for the election
of directors
re to special shareholder meetings
re to performance based stock options
re to advisory resolution to rat executive
comp.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Gentek Inc.	5/17/2007	37245X203	GETI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Amend and restate incentive plan.
3. Rat Deloitte & Touche

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Safety Insurance	5/18/2007	78648T100	SAFT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Pricewaterhousecoopers

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Holly Corporation	5/24/2007	435758305	HOC

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Apprvl of amendment to the corporations
restated certificate of inc. to increase
shares of common stock.
3. Apprvl of perf. Standards and eligibiltiy
provisionng of corp l/t incentive comp.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Continental Airlines	6/12/2007	210795308	CAL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer/shareholders
2. Rat of appt. of ind auditors
3. Stkhldr prop:
re to political activities
re to perf based equity comp for
senior officers

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
DSW Inc.	5/30/2007	233334L102	DSW

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Interstate Hotels & Res	5/31/2007	46088S106	IHR

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Approve 2007 Award plan	issuer
2. Rat appt. KPMG
3a. Election as director of the company
to serve one year term
4a. Election as a director of the company
to serve two year term.
5a. Re-elections as director of the company
to serve a three year term.
5b. Re-election as director of the company
to serve three year term.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
P.A. M. Transporation	5/24/2007	693149106	PTSI

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
World Fuel Services	5/31/2007	981475106	INT

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat Pricewaterhousecoopers
3. Shlder prop:
re establishing a policy re discrimination
based upon sexual orientation and
gender identity.

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Universal Truckload	6/15/2007	91388P105	UACL

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat KPMG

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
The Gymboree Corp	6/12/2007	403777105	GYMB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Appt Deloitte & Touche

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Dillards Incl.	6/12/2007	403777105	GYMB

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
The AES Corporation	6/25/2007	00130H105	AES

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat of appt. ind. Auditors

Name of Fund:	Hennessy Cornerstone Growth II
Period:	7/1/06 to 6/30/07

Company Name	Meeting Date	Cusip	Ticker
Casual Male Retail	7/31/2007	148711104	CMRG

Vote:	MRV: n/a	Proposal:	Proposed by Issuer or shareholder:
Director's recommendations		1. Directors	issuer
2. Rat appt. of Ernst & Young

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy Funds Trust

By (Signature and Title)* /s/Neil J. Hennessy
Neil J. Hennessy
President and Principal Executive Officer

Date  7/26/07